Principal accounting policies - Revenue recognition and cost of revenues - SaaS products and services (Details) - SaaS Products and Services	12 Months Ended
Dec. 31, 2022
Minimum
Principal accounting policies
Contracts with customers term	1 month
Maximum
Principal accounting policies
Contracts with customers term	24 months